Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 23, 2018
Entity Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Amendment Flag	false
Document Creation Date	Aug. 23, 2018
Document Effective Date	Aug. 23, 2018
Prospectus Date	Aug. 23, 2018
Destra Flaherty & Crumrine Preferred and Income Fund | Class A
Prospectus [Line Items]
Trading Symbol	DPIAX
Destra Flaherty & Crumrine Preferred and Income Fund | Class C
Prospectus [Line Items]
Trading Symbol	DPICX
Destra Flaherty & Crumrine Preferred and Income Fund | Class I
Prospectus [Line Items]
Trading Symbol	DPIIX
Destra Wolverine Dynamic Asset Fund | Class A
Prospectus [Line Items]
Trading Symbol	DWAAX
Destra Wolverine Dynamic Asset Fund | Class C
Prospectus [Line Items]
Trading Symbol	DWACX
Destra Wolverine Dynamic Asset Fund | Class I
Prospectus [Line Items]
Trading Symbol	DWAIX